PRINCIPAL SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Schedule of subsidiaries
Summarized statement of financial position

	Wassa		Prestea
	As of December 31,		As of December 31,
	2019	2018	2019	2018
Non-controlling interest percentage	10%	10%	10%	10%

Current assets	$142,603	$129,656	$14,623	$13,633
Current liabilities	163,640	150,404	1,267,815	1,152,156
	(21,037)	(20,748)	(1,253,192)	(1,138,523)
Non-current assets	182,982	141,262	79,788	134,090
Non-current liabilities	37,327	42,588	45,871	62,737
	145,655	98,674	33,917	71,353
Net assets/(liabilities)	124,618	77,926	(1,219,275)	(1,067,170)

Non-controlling interest	$20,275	$15,605	$(102,788)	$(87,578)
Summarized income statement

	Wassa		Prestea
	For the years ended December 31,		For the years ended December 31,
	2019	2018	2019	2018
Revenue	$216,678	$190,016	$66,820	$93,134
Net income/(loss) and comprehensive income/(loss)	46,691	30,491	(152,106)	(88,332)
Summarized cash flows

	Wassa		Prestea
	For the years ended December 31,		For the years ended December 31,
	2019	2018	2019	2018
Cash flows provided by/(used in) operating activities	78,809	57,897	(88,883)	(77,115)
Cash flows used in investing activities	(49,622)	(34,984)	(10,685)	(11,956)
Cash flows (used in)/provided by financing activities	(26,993)	(31,112)	98,994	85,581